UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [_]; Amendment Number: ________
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Fundamental LLC
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Member
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          August  , 2006
---------------------------  -------------------------    --------------
    [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              111
                                            ------------------

Form 13F Information Table Value Total:              $102,993
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                            NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2006
                                 (Part 1 of 2)

                                                                                 ITEM 5:
                                ITEM 2:             ITEM 3:       ITEM 4:      Shares or
       ITEM 1:                 Title of             Cusip           Fair       Principal
   Name of Issuer               Class               Number      Market Value     Amount
---------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.       Common             003924107       194,677       71,050   SH
Aldabra Acquisition Corp        Common             01407F103       366,234       68,200   SH
Amerix Precious Metals Corp     Common             03075E103       129,294      155,000   SH
Andiana Minerals Inc            Common             034219105         4,588        3,410   SH
Anworth Mortgage Asset Corp     Common             037347101     1,170,200      140,988   SH
Arizona Star Resources Corp     Common             04059G106     2,802,400      248,000   SH
Atlantic Express Tran Corp.     Common             04853E117       411,313        4,340   Warrant
Austral Pacific Energy Ltd.     Common             052526100        69,531       57,000   SH
Austral Pacific Energy Ltd.     Common             052526100             0       28,500   Warrant
Bel Fuse Inc                    Common - Class A   077347201       917,399       33,790   SH
Berkeley Tech Inc.              Sponsored ADR      08437M107       334,490      327,931   SH
C1 Energy Ltd                   Common             12617Y105     1,430,641    1,217,574   SH
Cadus Pharmaceutical Corp       Common             127639102       608,365      385,041   SH
Canyon Resources Corp.          Common             138869300             0       86,111   Warrant
Canyon Resources Corp.          Common             138869300       278,959      282,100   SH
Centrex Inc.                    Common             15640E103             2          774   SH
CGX Energy Inc                  Common             125405100        80,761      207,080   SH
Chaus Bernard                   Common             162510200       419,244      455,700   SH
Chief Consolidated Mining Co.   Common             168628105        28,882      288,820   SH
Cinch Energy                    Common             17185X108     1,889,329    1,097,090   SH
Claude Resources Inc            Common             182873109     1,751,727    1,395,000   SH
Coalcorp Mining Inc             Common             190135103       992,171    1,536,350   SH
Coalcorp Mining Inc             Common             190135103        49,036      290,000   Warrant
Committee Bay Resources Ltd     Common             202602108        87,353      147,560   SH
Comsys IT Partners Inc.         Common             20581E104        13,754          910   SH
Concord Camera Corp             Common             206156101       334,803      523,130   SH
Courtside Acquistion            Common             22274N102     1,289,600      248,000   SH
Crystallex Inc                  Common             22942F101     1,607,040      558,000   SH
Defiant Resources Corp          Common             24477C107     1,789,176      613,770   SH
Del Glbl Technologies Corp.     Common             245073101       192,200       73,923   SH
Delphi Financial Group          Common             247131105    13,273,982      365,071   SH
Dual Exploration                Common             263565103       105,660       77,500   SH
Dualex Energy Int'l             Common             26357W103        13,207       38,750   SH
Dundee Precious Metals Inc      Common             265269209     2,176,123      202,180   SH
Dynatec Corp                    Common             267934107       163,543      135,062   SH
ECC Capital Corp                Common             26826M108     2,068,216    1,695,259   SH
ECHO Healthcare Acquisition     Common             27876C107       313,348       43,400   SH
ECHO Healthcare Acquisition     Common             27876C115        33,418       43,400   Warrant
Empire Energy Corp.             Common             291648103         3,379       16,895   SH
Endocare Inc.                   Common             26264P104     2,289,698      915,879   SH
ESG Re Ltd.                     Common             000G312151      198,778      621,180   SH
European Goldfields Ltd         Common             298774100     2,035,907      687,828   SH
Filenet Corp                    Common             316869106     2,332,946       86,630   SH
FNX Mining                      Common             30253R101     1,223,150      128,650   SH
Fortress America Acq            Common             34957J100     1,366,796      253,580   SH
Gabriel Resources               Common             361970106       723,218      279,002   SH
General Finance Corp            Common             369822101       383,129       52,700   SH
General Finance Corp            Common             369822119        36,363       52,700   Warrant
Graftech Int'l                  Common             384313102       359,600       62,000   SH
Grand Banks Energy Corp         Common             38522T105           621          372   SH
Heico Corp                      Common - Class A   422806208     3,339,823      140,802   SH
Highview Resources Ltd          Common             43123G106        71,843      800,980   SH
Highview Resources Ltd          Common             43123G106            70      267,190   Warrant
Hollinger Inc                   Common             43556C606       256,705      143,100   SH
India Globalization Cap         Common             45408X100     1,193,500      217,000   SH
Industrias Bachoco              Sponsored ADR      456463108     1,556,955       85,126   SH
Isle Capri Casinos              Common             464592104     1,993,005       77,700   SH
Israel Tech Acq                 Common             46514P106       110,081       20,770   SH
JK Acquisition Corp             Common             47759H106       199,020       37,200   SH
JK Acquisition Corp             Common             47759H114        25,296       74,400   Warrant
Juina Mining Corp               Common             48131Q202         2,790      310,000   SH
Juniper Partners Acq            Common             48203X200       346,239       67,890   SH
Juniper Partners Acq            Class W Warrant    48203X119       12,220        33,945   Warrant
Juniper Partners Acq            Class Z Warrant    48203X127       14,257        33,945   Warrant
KBL Healthcare Acquisition      Common             48241R108       499,410       93,000   SH
Kick Energy                     Common             49374P109       852,507      162,750   SH
Kimber Resources Inc            Common             49435N101       328,600      155,000   SH
Liberty Homes Inc.              Common - Class A   530582204       163,680       27,280   SH
Liberty Homes Inc.              Common - Class B   530582303        68,200       12,400   SH
Limoneira Co                    Common             532746104       206,460          930   SH
Loon Energy Inc                 Common             543921100       805,095    1,360,000   SH
M & F Worldwide Corp            Common             552541104     4,991,000      310,000   SH
MAIR Holding Inc                Common             560635104     2,370,978      381,800   SH
Mcrae Industries                Common             582757209       159,638       12,771   SH
MDU Communication Int'l Inc     Common             582828109             1       12,400   Warrant
MDU Communication Int'l Inc     Common             582828109     1,590,846    1,729,180   SH
Mediterranean Minerals Corp     Common             58501P106         6,597       22,290   SH
Medoro Resources Ltd            Common             58503R209         8,341       13,285   SH
Merchants Group Inc             Common             588539106       573,847       18,790   SH
Metallica Resources Inc         Common             59125J104       568,888      185,998   SH
Michaels Stores Inc             Common             594087108    14,405,957      349,320   SH
Molex Inc.                      Common - Class A   608554200     3,133,466      109,066   SH
Mutual Risk Mgmt Ltd.           Common             628351108        52,906    1,889,512   SH
National Atlantic Holdings      Common             63253Y107        93,154        9,910   SH
Next Inc.                       Common             65336T104        89,072      150,970   SH
Oakmont Acquisition Corp        Common             68831P106     1,000,680      186,000   SH
Oakwood Homes                   Common             674098207           476       31,744   SH
Open Range Energy Corp          Common             68372J105         3,804        1,178   SH
Pac Northwest Capital           Common             694916107        66,297      189,525   SH
Palatin Tech Inc                Common             696077304        38,940       19,470   SH
Petrofalcon Corp                Common             716474101     2,138,852    1,644,556   SH
Phoenix India Acquisition Co    Common             71907X102       321,393       44,330   SH
Phoenix India Acquisition Co    WARRANT            71907X110        46,547       44,330   SH
Scpie Holding Inc               Common             78402P104     2,919,084      125,552   SH
Silk Road Resources             Common             827101106       118,612       91,200   SH
Simon Worldwide Inc.            Common             828815100        65,100      186,000   SH
St. Andrews Goldfields Ltd.     Common             787188408          --         35,625   Warrant
Starrett Co                     Common - Class A   855668109       273,328       20,024   SH
Streettracks Gold Trust         Common             863307104       474,533        7,750   SH
Sunridge Gold Corp              Common             86769Q102       233,617      135,656   SH
TAC Acquisition Corp            Common             873392104     2,668,480      496,000   SH
Tag Oil Ltd                     Common             87377N101       121,168      171,000   SH
Tahera Ltd.                     Common             873787105        14,581       14,706   Warrant
Tengasco Inc                    Common             88033R205       446,620      346,217   SH
Terra Nova Acquisition Corp     Common             88101E102       243,660       46,500   SH
Terra Nova Gold Corp            Common             88100T100         1,518       26,040   SH
Transworld Corp                 Common             89336R207       787,943      335,295   SH
Truestar Petroleum Corp         Common             897867107        70,620      271,498   SH
Tusk Energy Corp                Common             900891102     1,438,918      465,000   SH
Verenex Energy                  Common             923401103       235,788       62,000   SH
West Energy Ltd                 Common             952696102       767,841      207,280   SH



                               SC FUNDAMENTAL LLC
                                    FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2006
                                 (Part 2 of 2)

                                                          ITEM 6:
                                                   INVESTMENT DISCRETION
                                                       (b) Shares               ITEM 7:               ITEM 8:
       ITEM 1:                                        as Defined (c)  Shared   Managers       VOTING AUTHORITY SHARES
   Name of Issuer                          (a) Sole    in Instr. V    Other    See Instr. V (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.                    71,050         --         --         --         71,050         --         --
Aldabra Acquisition Corp                     68,200         --         --         --         68,200         --         --
Amerix Precious Metals Corp                 155,000         --         --         --        155,000         --         --
Andiana Minerals Inc                          3,410         --         --         --          3,410         --         --
Anworth Mortgage Asset Corp                 140,988         --         --         --        140,988         --         --
Arizona Star Resources Corp                 248,000         --         --         --        248,000         --         --
Atlantic Express Tran Corp.                   4,340         --         --         --          4,340         --         --
Austral Pacific Energy Ltd.                  57,000         --         --         --         57,000         --         --
Austral Pacific Energy Ltd.                  28,500         --         --         --         28,500         --         --
Bel Fuse Inc                                 33,790         --         --         --         33,790         --         --
Berkeley Tech Inc.                          327,931         --         --         --        327,931         --         --
C1 Energy Ltd                             1,217,574         --         --         --      1,217,574         --         --
Cadus Pharmaceutical Corp                   385,041         --         --         --        385,041         --         --
Canyon Resources Corp.                       86,111         --         --         --         86,111         --         --
Canyon Resources Corp.                      282,100         --         --         --        282,100         --         --
Centrex Inc.                                    774         --         --         --            774         --         --
CGX Energy Inc                              207,080         --         --         --        207,080         --         --
Chaus Bernard                               455,700         --         --         --        455,700         --         --
Chief Consolidated Mining Co.               288,820         --         --         --        288,820         --         --
Cinch Energy                              1,097,090         --         --         --      1,097,090         --         --
Claude Resources Inc                      1,395,000         --         --         --      1,395,000         --         --
Coalcorp Mining Inc                       1,536,350         --         --         --      1,536,350         --         --
Coalcorp Mining Inc                         290,000         --         --         --        290,000         --         --
Committee Bay Resources Ltd                 147,560         --         --         --        147,560         --         --
Comsys IT Partners Inc.                         910         --         --         --            910         --         --
Concord Camera Corp                         523,130         --         --         --        523,130         --         --
Courtside Acquistion                        248,000         --         --         --        248,000         --         --
Crystallex Inc                              558,000         --         --         --        558,000         --         --
Defiant Resources Corp                      613,770         --         --         --        613,770         --         --
Del Glbl Technologies Corp.                  73,923         --         --         --         73,923         --         --
Delphi Financial Group                      365,071         --         --         --        365,071         --         --
Dual Exploration                             77,500         --         --         --         77,500         --         --
Dualex Energy Int'l                          38,750         --         --         --         38,750         --         --
Dundee Precious Metals Inc                  202,180         --         --         --        202,180         --         --
Dynatec Corp                                135,062         --         --         --        135,062         --         --
ECC Capital Corp                          1,695,259         --         --         --      1,695,259         --         --
ECHO Healthcare Acquisition                  43,400         --         --         --         43,400         --         --
ECHO Healthcare Acquisition                  43,400         --         --         --         43,400         --         --
Empire Energy Corp.                          16,895         --         --         --         16,895         --         --
Endocare Inc.                               915,879         --         --         --        915,879         --         --
ESG Re Ltd.                                 621,180         --         --         --        621,180         --         --
European Goldfields Ltd                     687,828         --         --         --        687,828         --         --
Filenet Corp                                 86,630         --         --         --         86,630         --         --
FNX Mining                                  128,650         --         --         --        128,650         --         --
Fortress America Acq                        253,580         --         --         --        253,580         --         --
Gabriel Resources                           279,002         --         --         --        279,002         --         --
General Finance Corp                         52,700         --         --         --         52,700         --         --
General Finance Corp                         52,700         --         --         --         52,700         --         --
Graftech Int'l                               62,000         --         --         --         62,000         --         --
Grand Banks Energy Corp                         372         --         --         --            372         --         --
Heico Corp                                  140,802         --         --         --        140,802         --         --
Highview Resources Ltd                      800,980         --         --         --        800,980         --         --
Highview Resources Ltd                      267,190         --         --         --        267,190         --         --
Hollinger Inc                               143,100         --         --         --        143,100         --         --
India Globalization Cap                     217,000         --         --         --        217,000         --         --
Industrias Bachoco                           85,126         --         --         --         85,126         --         --
Isle Capri Casinos                           77,700         --         --         --         77,700         --         --
Israel Tech Acq                              20,770         --         --         --         20,770         --         --
JK Acquisition Corp                          37,200         --         --         --         37,200         --         --
JK Acquisition Corp                          74,400         --         --         --         74,400         --         --
Juina Mining Corp                           310,000         --         --         --        310,000         --         --
Juniper Partners Acq                         67,890         --         --         --         67,890         --         --
Juniper Partners Acq                         33,945         --         --         --         33,945         --         --
Juniper Partners Acq                         33,945         --         --         --         33,945         --         --
KBL Healthcare Acquisition                   93,000         --         --         --         93,000         --         --
Kick Energy                                 162,750         --         --         --        162,750         --         --
Kimber Resources Inc                        155,000         --         --         --        155,000         --         --
Liberty Homes Inc.                           27,280         --         --         --         27,280         --         --
Liberty Homes Inc.                           12,400         --         --         --         12,400         --         --
Limoneira Co                                    930         --         --         --            930         --         --
Loon Energy Inc                           1,360,000         --         --         --      1,360,000         --         --
M & F Worldwide Corp                        310,000         --         --         --        310,000         --         --
MAIR Holding Inc                            381,800         --         --         --        381,800         --         --
Mcrae Industries                             12,771         --         --         --         12,771         --         --
MDU Communication Int'l Inc                  12,400         --         --         --         12,400         --         --
MDU Communication Int'l Inc               1,729,180         --         --         --      1,729,180         --         --
Mediterranean Minerals Corp                  22,290         --         --         --         22,290         --         --
Medoro Resources Ltd                         13,285         --         --         --         13,285         --         --
Merchants Group Inc                          18,790         --         --         --         18,790         --         --
Metallica Resources Inc                     185,998         --         --         --        185,998         --         --
Michaels Stores Inc                         349,320         --         --         --        349,320         --         --
Molex Inc.                                  109,066         --         --         --        109,066         --         --
Mutual Risk Mgmt Ltd.                     1,889,512         --         --         --      1,889,512         --         --
National Atlantic Holdings                    9,910         --         --         --          9,910         --         --
Next Inc.                                   150,970         --         --         --        150,970         --         --
Oakmont Acquisition Corp                    186,000         --         --         --        186,000         --         --
Oakwood Homes                                31,744         --         --         --         31,744         --         --
Open Range Energy Corp                        1,178         --         --         --          1,178         --         --
Pac Northwest Capital                       189,525         --         --         --        189,525         --         --
Palatin Tech Inc                             19,470         --         --         --         19,470         --         --
Petrofalcon Corp                          1,644,556         --         --         --      1,644,556         --         --
Phoenix India Acquisition Co                 44,330         --         --         --         44,330         --         --
Phoenix India Acquisition Co                 44,330         --         --         --         44,330         --         --
Scpie Holding Inc                           125,552         --         --         --        125,552         --         --
Silk Road Resources                          91,200         --         --         --         91,200         --         --
Simon Worldwide Inc.                        186,000         --         --         --        186,000         --         --
St. Andrews Goldfields Ltd.                  35,625         --         --         --         35,625         --         --
Starrett Co                                  20,024         --         --         --         20,024         --         --
Streettracks Gold Trust                       7,750         --         --         --          7,750         --         --
Sunridge Gold Corp                          135,656         --         --         --        135,656         --         --
TAC Acquisition Corp                        496,000         --         --         --        496,000         --         --
Tag Oil Ltd                                 171,000         --         --         --        171,000         --         --
Tahera Ltd.                                  14,706         --         --         --         14,706         --         --
Tengasco Inc                                346,217         --         --         --        346,217         --         --
Terra Nova Acquisition Corp                  46,500         --         --         --         46,500         --         --
Terra Nova Gold Corp                         26,040         --         --         --         26,040         --         --
Transworld Corp                             335,295         --         --         --        335,295         --         --
Truestar Petroleum Corp                     271,498         --         --         --        271,498         --         --
Tusk Energy Corp                            465,000         --         --         --        465,000         --         --
Verenex Energy                               62,000         --         --         --         62,000         --         --
West Energy Ltd                             207,280         --         --         --        207,280         --         --
